PARENT COMPANY ONLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
PARENT COMPANY ONLY FINANCIAL INFORMATION
NOTE 18. PARENT COMPANY ONLY FINANCIAL INFORMATION

The following reflects the condensed financial statements (for the parent company) of Nicolet Bankshares, Inc.:

Balance Sheets
	December 31,
	2011	2010
Assets
Cash and due from subsidiary	$4,604,894	$117,860
Investments	3,384,750	3,479,000
Investments in subsidiaries	74,147,607	64,921,594
Loans	—	3,100,000
Other assets	498,779	545,552
Total assets	$82,636,030	$72,164,006

Liabilities and Stockholders’ Equity
Junior subordinated debentures	$6,185,568	$6,185,568
Other liabilities	427,953	358,573
Stockholders’ equity	76,022,509	65,619,865
Total liabilities and stockholders’ equity	$82,636,030	$72,164,006

Statements of Income

	For the years ended December 31,
	2011	2010	2009
Interest income	$55,935	$135,763	$17,292
Interest expense	502,562	538,073	517,538
Net interest expense	(446,627)	(402,310)	(500,246)
Dividend income	1,500,000	—	—
Operating expense	(75,938)	(65,594)	(133,975)
Gain (loss) on assets, net	(127,750)	(260,214)	6,883
Income tax benefit	303,425	381,720	287,560
Earnings (loss) before equity in undistributed earnings of subsidiaries	1,153,110	(346,398)	(339,778)
Equity in undistributed earnings of subsidiaries, net of dividends received	337,175	1,456,747	1,516,541
Net income	$1,490,285	$1,110,349	$1,176,763

Statements of Cash Flows

	For the years ended December 31,
	2011	2010	2009
Cash Flows From Operating Activities:
Net Income attributable to Nicolet Bankshares, Inc.	$1,490,285	$1,110,349	$1,176,763
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Loss (gain) on assets, net	127,750	260,214	(6,883)
Change in other assets and liabilities, net	(98,297)	1,503,702	(629,562)
Equity in undistributed earnings of subsidiaries, net of dividends received	(337,175)	(1,456,747)	(1,516,541)
Net cash provided (used) by operating activities	1,182,563	1,417,518	(976,223)
Cash Flows from Investing Activities:
Decrease (Increase) in loans	3,100,000	(3,100,000)	—
Purchase of investments and other assets, net	—	(38,000)	(633,812)
Proceeds from sale of investments and other assets	—	548,185	—
Capital infusion to subsidiaries	(7,925,000)	—	(712,000)
Net cash used in investing activities	(4,825,000)	(2,589,815)	(1,345,812)

Cash Flows From Financing Activities:
Purchase of treasury stock	—	—	(1,618,880)
Proceeds from issuance of common stock, net	35,772	207,702	180,329
Exercise of common stock options	196,251	64,500	257,501
Proceeds from issuance of preferred stock (SBLF), net	24,359,000	—	—
Redemption of preferred stock (CPP)	(15,712,000)	—	—
Cash dividends on preferred stock	(749,552)	(815,520)	(729,437)
Net cash provided (used) by financing activities	8,129,471	(543,318)	(1,910,487)
Net increase (decrease) in cash	4,487,034	(1,715,615)	(4,232,523)
Beginning cash	117,860	1,833,475	6,065,997
Ending cash	$4,604,894	$117,860	$1,833,475